Variable Interest Entities - Additional Information (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Assets	$ 6,574,675	$ 104,006		$ 17,843
Liabilities	1,181,066	255,414		133,690
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Assets		9,700		9,700
Liabilities		122,700		95,100
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Assets	3,800	5,400	$ 5,400	7,400
Liabilities	$ 300	$ 300	$ 300	$ 300